Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (12,779)	$ (18,686)	$ 14,095
Other comprehensive (loss) income: Foreign currency translation adjustments	[1]	(15)	(86)	907
Total other comprehensive(loss) income		$ (12,794)	$ (18,772)	$ 15,002

[1]	Item that may be reclassified to the Statement of Operations in future periods